Loss Per Share - Disclosure of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Loss for the period attributable to owners of the Company for the purpose of calculating basic loss per share	$ (35,206)	$ (150,694)
Weighted average number of Ordinary Shares for the purpose of calculating basic loss per share	93,740	59,000
Weighted average number of Ordinary Shares for the purpose of calculating diluted loss per share	93,740	59,000
Loss per Ordinary Shares Outstanding - Basic	$ (0.38)	$ (2.55)
Loss per Ordinary Shares Outstanding - Diluted	$ (0.38)	$ (2.55)
Weighted average number of Ordinary Shares outstanding - Basic	93,740	59,000
Weighted average number of Ordinary Shares outstanding - Diluted	93,740	59,000